Offerings	Sep. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	10.6
Maximum Aggregate Offering Price	$ 3,180,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 486.86
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, no par value per share (the “Common Stock”), of ClearPoint Neuro, Inc. (the “Company”), which become issuable under the ClearPoint Neuro, Inc. Amended and Restated 2021 Employee Stock Purchase Plan (the “ESPP”) and the ClearPoint Neuro, Inc. Sixth Amended and Restated 2013 Incentive Compensation Plan (the “Incentive Compensation Plan”) by reason of any stock splits, stock dividends, reorganizations, mergers, consolidations, recapitalizations or other similar transactions.
(2)
To be issued under the ESPP.
(4)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Capital Market on August 28, 2025, which date is within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	10.6
Maximum Aggregate Offering Price	$ 7,420,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,136
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, no par value per share (the “Common Stock”), of ClearPoint Neuro, Inc. (the “Company”), which become issuable under the ClearPoint Neuro, Inc. Amended and Restated 2021 Employee Stock Purchase Plan (the “ESPP”) and the ClearPoint Neuro, Inc. Sixth Amended and Restated 2013 Incentive Compensation Plan (the “Incentive Compensation Plan”) by reason of any stock splits, stock dividends, reorganizations, mergers, consolidations, recapitalizations or other similar transactions.
(3)
To be issued under the Incentive Compensation Plan.
(4)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Capital Market on August 28, 2025, which date is within five business days prior to the filing of this Registration Statement.